091-62131

RECEIVED
2007 OCT 22 AM 10:31
SEC / TIPS

For Internal Use Only SEC File No. 91-	Submit 1 Original and 9 Copies

Estimate

07070854

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: American Stock Exchange LLC.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): Open-end management investment company.
3. Class of New Derivative Securities Product: Index Fund Shares listed under Amex Rules 1000A *et seq*.
4. Name of Underlying Instrument:

Fund	Underlying Index
PowerShares Emerging Markets Sovereign Debt Portfolio	DB Emerging Market USD Liquid Balanced Index
PowerShares 1-30 Laddered Treasury Portfolio	Ryan/Mergent 1-30 Year Treasury Laddered Index
PowerShares Insured National Municipal Bond Portfolio	Merrill Lynch Insured National Long-Term Core Municipal Securities Index
PowerShares Insured California Municipal Bond Portfolio	Merrill Lynch California Insured Long-Term Core Municipal Securities Index
PowerShares Insured New York Municipal Bond Portfolio	Merrill Lynch New York Insured Long-Term Core Municipal Securities Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based-based.
6. Ticker Symbol(s) of New Derivative Product:

PowerShares Emerging Markets Sovereign Debt Portfolio	PCY
PowerShares 1-30 Laddered Treasury Portfolio	PLW
PowerShares Insured National Municipal Bond Portfolio	PZA
PowerShares Insured California Municipal Bond Portfolio	PWZ
PowerShares Insured New York Municipal Bond Portfolio	PZT

PROCESSED
NOV 01 2007
THOMSON FINANCIAL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: N/A – The portfolios consist of fixed income instruments.
8. Settlement Methodology of New Derivative Securities Product: Regular-way trades on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit Size Aggregations, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the prospectus.
9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis J. Meekins

Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	
Date:	October 17, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 2 2 2007

AMERICAN STOCK EXCHANGE
Equities Options ETFs

RECEIVED
2007 OCT 22 AM 10: 31
SEC / MR

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

October 18, 2007

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the following funds:

Fund Name	**Ticker**
PowerShares Emerging Markets Sovereign Debt Portfolio	PCY
PowerShares 1-30 Laddered Treasury Portfolio	PLW
PowerShares Insured National Municipal Bond Portfolio	PZA
PowerShares Insured California Municipal Bond Portfolio	PWZ
PowerShares Insured New York Municipal Bond Portfolio	PZT

All of which are listed pursuant to Amex Rules 1000A *et seq.*

Sincerely,

Bryan Fischer

Attachment

END

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 2 2 2007